May 2003

Report to Fellow Shareholders:

For the fiscal year ended March 31, 2003, Nicholas Fund performed in line with the overall market, down 24.60% compared to a decline of 24.75% for the S&P 500 Index. We are as disappointed as you are with this poor absolute performance; however, our year-to-date performance through May 28th is a positive 7.90% as noted in the Wall Street Journal and other financial publications.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2003.

	Average Annual Total Return*
	1 Year	3 Year	5 Year	10 Year	15 Year	Life**
Nicholas Fund, Inc. .	(24.60)%	(14.45)%	(7.71)%	5.46%	8.62%	11.03%
Standard & Poor’s 500 Index	(24.75)%	(16.09)%	(3.76)%	8.52%	10.83%	10.32%
Consumer Price Index	3.03%	2.45%	2.57%	2.53%	3.09%	4.90%
Ending value of $10,000 invested in Nicholas Fund, Inc. (Distributions Reinvested)	$7,540	$6,262	$6,694	$17,019	$34,553	$340,547

As of March 31, 2003, the Fund was fully invested in common stocks with cash representing less than 3% of assets. The diversified portfolio consisted of 54 equities, with financials (banks, insurance and diversified) composing 29%, followed by healthcare (equipment, pharmaceuticals and biotechnology and services) at 25% and consumer discretionary (restaurants, media and retail) representing 19% of assets.

Management views the economic outlook as favorable. Low interest rates, practically no inflation and the recent tax cut suggest a decent background for financial assets such as stocks.

In our opinion, it is quite reasonable to believe that the long, devastating, volatile bear market in stocks is over. However, after the bitter and hurtful experience of the past five years, a better feeling about equity investments may be slow in returning.

Nicholas Company is practicing its core belief by emphasizing stock selection in our daily work.

Please visit our expanded website, www.nicholasfunds.com, for account access and fund information. Thank you for your continued support.

Sincerely,

Albert O. Nicholas                           David O. Nicholas
Co-Portfolio Manager                     Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

** The life of the fund is 33.7 years from the date of its initial public offering, July 14, 1969. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------
                                                            Year Ended March 31,
                               ---------------------------------------------------------------------------------------
                                2003      2002     2001     2000     1999     1998     1997     1996     1995     1994
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $53.74    $54.11   $84.56   $85.20   $93.98   $67.11   $63.81   $52.22   $51.10   $52.91
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ....     .18       .12      .20      .39      .51      .36      .40      .57      .69      .74
   Net gain (loss) on
    securities (realized and
    unrealized) .............  (13.39)     (.26)  (11.21)    5.22     (.43)   32.67     8.64    15.68     4.46     (.68)
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total from investment
       operations ...........  (13.21)     (.14)  (11.01)    5.61      .08    33.03     9.04    16.25     5.15      .06
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................    (.16)     (.23)    (.19)    (.31)    (.59)    (.36)    (.42)    (.57)    (.71)    (.82)
   From net capital gain ....      --        --   (19.25)   (5.94)   (8.27)   (5.80)   (5.32)   (4.09)   (3.32)   (1.05)
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total distributions ...    (.16)     (.23)  (19.44)   (6.25)   (8.86)   (6.16)   (5.74)   (4.66)   (4.03)   (1.87)
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $40.37    $53.74   $54.11   $84.56   $85.20   $93.98   $67.11   $63.81   $52.22   $51.10
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN ................(24.60)%    (.25)% (16.74)%    6.75%     .13%   50.98%   14.68%   32.38%   10.88%     .04%
SUPPLEMENTAL DATA:
Net assets, end
 of period (millions)........$1,985.2  $2,995.3 $3,475.0 $4,900.9 $5,619.4 $5,907.2 $3,989.5 $3,655.3 $3,004.4 $2,941.2
Ratio of expenses to
 average net assets .........    .75%      .73%     .72%     .73%     .71%     .71%     .72%     .74%     .77%     .78%
Ratio of net investment
 income to average
 net assets .................    .38%      .22%     .30%     .46%     .58%     .44%     .61%     .87%    1.34%    1.40%
Portfolio turnover rate .....  33.36%    39.48%   40.64%   39.72%   25.04%   17.01%   15.18%   25.70%   29.82%   33.39%

                      The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Berkshire Hathaway Inc. - Class A .........................     5.04%
        Mercury General Corporation ...............................     3.32%
        Protective Life Corporation ...............................     3.24%
        Fifth Third Bancorp .......................................     3.17%
        Alberto-Culver Company - Class A ..........................     3.07%
        Guidant Corporation .......................................     3.05%
        Liberty Media Corporation - Class A .......................     2.86%
        Health Management Associates, Inc. - Class A ..............     2.84%
        H&R Block, Inc. ...........................................     2.80%
        W.R. Berkley Corporation ..................................     2.70%
                                                                       ------
        Total of top ten ..........................................    32.09%
                                                                       ------
                                                                       ------
Schedule of Investments
March 31, 2003
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                   Value
-----------                                          --------------
COMMON STOCKS - 97.04%
              Consumer Cyclicals-Retail - 2.92%
    400,000   Autozone, Inc. *                       $   27,484,000
  1,250,000   Home Depot, Inc. (The)                     30,450,000
                                                     --------------
                                                         57,934,000
                                                     --------------
              Consumer Discretionary-Hotels,
               Restaurants & Leisure - 2.63%
    650,000   Outback Steakhouse, Inc.                   22,997,000
  1,200,000   Yum! Brands, Inc. *                        29,196,000
                                                     --------------
                                                         52,193,000
                                                     --------------
              Consumer Discretionary-Media - 8.34%
  1,387,600   Clear Channel Communications, Inc. *       47,067,392
  3,525,200   General Motors Corporation
               - Class H *                               39,482,240
  2,400,000   Interpublic Group of
               Companies, Inc. (The)                     22,320,000
  5,826,824   Liberty Media Corporation - Class A *      56,694,998
                                                     --------------
                                                        165,564,630
                                                     --------------
              Consumer Discretionary-
               Retailing - 8.00%
  3,300,000   Dollar General Corporation                 40,293,000
  1,200,000   O'Reilly Automotive, Inc. *                32,520,000
  1,365,000   Office Depot, Inc. *                       16,147,950
  1,350,000   TJX Companies, Inc. (The)                  23,760,000
  1,721,000   USA Interactive *                          46,105,590
                                                     --------------
                                                        158,826,540
                                                     --------------
              Consumer Staples-Food,
               Beverage & Tobacco - 0.74%
    650,000   Constellation Brands, Inc. - Class A *     14,755,000
                                                     --------------
              Consumer Staples-Food &
               Drug Retailing - 4.61%
  1,215,000   CVS Corporation                            28,977,750
    600,000   Hormel Foods Corporation                   12,702,000
  2,100,000   Kroger Co. (The) *                         27,615,000
    750,000   Walgreen Co.                               22,110,000
                                                     --------------
                                                         91,404,750
                                                     --------------
              Consumer Staples-Products - 3.07%
  1,270,600   Alberto-Culver Company - Class A           60,925,270
                                                     --------------
              Financials-Banks - 8.64%
  1,253,218   Fifth Third Bancorp                        62,836,350
  2,054,126   Marshall & Ilsley Corporation              52,503,461
    450,000   U.S. Bancorp                                8,541,000
  1,352,000   Washington Mutual, Inc.                    47,685,040
                                                     --------------
                                                        171,565,851
                                                     --------------
              Financials-Diversified - 3.99%
  1,024,000   Affiliated Managers Group, Inc. *          42,567,680
  1,100,000   American Express Company                   36,553,000
                                                     --------------
                                                         79,120,680
                                                     --------------
              Financials-Insurance - 16.04%
      1,569   Berkshire Hathaway Inc. - Class A *       100,102,200
  1,737,500   Mercury General Corporation                65,938,125
  2,249,900   Protective Life Corporation                64,234,645
  1,253,000   W.R. Berkley Corporation                   53,691,050
    450,000   WellPoint Health Networks Inc. *           34,537,500
                                                     --------------
                                                        318,503,520
                                                     --------------
              Health Care-Equipment - 9.03%
  2,482,400   Apogent Technologies Inc. *                36,193,392
  1,321,700   Baxter International Inc.                  24,636,488
    450,000   DENTSPLY International Inc.                15,655,500
  1,674,000   Guidant Corporation *                      60,598,800
    936,196   Medtronic, Inc.                            42,241,164
                                                     --------------
                                                        179,325,344
                                                     --------------
              Health Care-Pharmaceuticals &
               Biotechnology - 6.80%
    797,200   Abbott Laboratories                        29,982,692
    750,000   Bristol-Myers Squibb Company               15,847,500
    425,000   Eli Lilly and Company                      24,288,750
  1,100,000   Pfizer Inc.                                34,276,000
    806,000   Wyeth                                      30,482,920
                                                     --------------
                                                        134,877,862
                                                     --------------
              Health Care-Services - 8.69%
    671,087   Cardinal Health, Inc.                      38,231,826
  2,972,037   Health Management Associates, Inc.         56,468,703
               - Class A
  1,450,000   Renal Care Group, Inc. *                   45,211,000
    800,000   Universal Health Services, Inc.
               - Class B *                               32,616,000
                                                     --------------
                                                        172,527,529
                                                     --------------
              Industrials-Capital Goods - 2.83%
    650,000   General Dynamics Corporation               35,795,500
  2,010,400   Vishay Intertechnology, Inc. *             20,465,872
                                                     --------------
                                                         56,261,372
                                                     --------------
              Industrials-Commercial
               Services & Supplies - 6.66%
    900,000   Central Parking Corporation                 9,000,000
    532,350   Cintas Corporation                         17,514,315
  1,900,000   Concord EFS, Inc. *                        17,860,000
  1,300,000   H&R Block, Inc.                            55,497,000
  1,085,000   Manpower Inc.                              32,419,800
                                                     --------------
                                                        132,291,115
                                                     --------------
              Information Technology-
               Hardware & Equipment - 0.69%
    943,100   Plantronics, Inc. *                        13,778,691
                                                     --------------
              Information Technology-
               Software & Services - 0.82%
  1,046,300   Accenture Ltd *                            16,217,650
                                                     --------------
              Utilities - 2.54%
  1,560,066   Kinder Morgan Management, LLC*             50,468,130
                                                     --------------
                  TOTAL COMMON STOCKS
                  (cost $1,628,179,000)               1,926,540,934
                                                     --------------
SHORT-TERM INVESTMENTS - 2.98%
              Commercial Paper - 2.57%
$ 2,000,000   Fiserv, Inc.
               04/04/03, 1.65%                            1,999,725
 12,000,000   Walt Disney Company (The)
               04/07/03, 1.46%                           11,997,080
  9,500,000   Walt Disney Company (The)
               04/08/03, 1.44%                            9,497,340
  5,500,000   Fiserv, Inc.
               04/09/03, 1.60%                            5,498,044
  3,000,000   DaimlerChrysler North America
               Holding Corporation
               04/10/03, 1.43%                            2,998,928
  5,500,000   Fiserv, Inc.
               04/11/03, 1.60%                            5,497,556
  5,500,000   Fiserv, Inc.
               04/14/03, 1.60%                            5,496,822
  2,500,000   John Deere Capital Corporation
               04/15/03, 1.40%                            2,498,639
  5,500,000   John Deere Capital Corporation
               04/21/03, 1.45%                            5,495,569
                                                     --------------
                                                         50,979,703
                                                     --------------
               Variable Rate Demand Note - 0.41%
   8,186,846   U.S. Bank N.A.
                04/01/03, 1.06%                           8,186,846
                                                     --------------
                  TOTAL SHORT TERM INVESTMENTS
                   (cost $59,166,549)                    59,166,549
                                                     --------------
                  TOTAL INVESTMENTS
                   (cost $1,687,345,549) - 100.02%    1,985,707,483
                                                     --------------
               LIABILITES,
                NET OF OTHER ASSETS - (0.02)%              (500,740)
                                                     --------------
                  TOTAL NET ASSETS (Basis of
                   percentages disclosed
                   above) - 100%                     $1,985,206,743
                                                     --------------
                                                     --------------
* Non-income producing security.
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2003
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $1,687,345,549) .. $1,985,707,483
    Receivables -
         Dividends and interest ...............................        863,184
                                                                --------------
              Total assets ....................................  1,986,570,667
                                                                --------------
LIABILITIES
    Payables -
         Management fee .......................................      1,022,855
         Capital stock redeemed ...............................         12,951
         Other payables and accrued expenses ..................        328,118
                                                                --------------
              Total liabilities ...............................      1,363,924
                                                                --------------
              Total net assets ................................ $1,985,206,743
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,789,812,580
    Net unrealized appreciation on investments ................    298,361,934
    Accumulated net realized loss on investments ..............   (103,812,676)
    Accumulated undistributed net investment income ...........        844,905
                                                                --------------
                                                                $1,985,206,743
                                                                --------------
                                                                --------------
NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 ($1,985,206,743 / 49,176,422 shares outstanding) .............         $40.37
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2003
-------------------------------------------------------------------------------
INCOME
    Dividend -
         Nonaffiliated issuers ................................  $  18,587,530
         Affiliated issuers (Note 4) ..........................      3,386,520
    Interest ..................................................      4,411,009
                                                                 -------------
         Total income .........................................     26,385,059
                                                                 -------------
EXPENSES
    Management fee ............................................     15,347,131
    Transfer agent fees .......................................      1,446,797
    Postage and mailing .......................................        372,804
    Custodian fees ............................................        115,310
    Printing ..................................................         73,841
    Insurance .................................................         50,329
    Accounting system and pricing service fees ................         41,114
    Registration fees .........................................         29,529
    Audit and tax consulting fees .............................         20,775
    Legal fees ................................................         18,184
    Directors' fees ...........................................         10,000
    Other operating expenses ..................................         31,782
                                                                 -------------
         Total expenses .......................................     17,557,596
                                                                 -------------
         Net investment income ................................      8,827,463
                                                                 -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
   Nonaffiliated issuers ......................................   (102,568,588)
   Affiliated issuers (Note 4) ................................     55,402,745
                                                                 -------------
                                                                   (47,165,843)
                                                                 -------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........   (664,886,891)
                                                                 -------------
    Net realized and unrealized loss on investments ...........   (712,052,734)
                                                                 -------------
    Net decrease in net assets resulting from operations ......  $(703,225,271)
                                                                 -------------
                                                                 -------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 2003 and 2002
-------------------------------------------------------------------------------
                                                 2003                2002
                                            --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ................  $    8,827,463      $    6,996,164
    Net realized loss
     on investments ......................     (47,165,843)        (53,975,107)
    Change in net unrealized
     appreciation on investments .........    (664,886,891)         35,943,823
                                            ---------------     --------------
         Net decrease in net assets
          resulting from operations ......    (703,225,271)        (11,035,120)
                                            --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ...........      (7,982,558)        (14,150,892)
                                            --------------      --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (2,550,887 and 1,166,722
     shares, respectively) ...............     112,416,182          62,341,136
    Reinvestment of distributions
     (172,788 and 234,032
     shares, respectively) ...............       7,257,105          12,805,850
    Cost of shares redeemed
     (9,281,742 and 9,883,807
     shares, respectively) ...............    (418,599,353)       (529,608,662)
                                            --------------      --------------
         Decrease in net assets
          derived from capital share
          transactions ...................    (298,926,066)       (454,461,676)
                                            --------------      --------------
         Total decrease in net assets ....  (1,010,133,895)       (479,647,688)
                                            --------------      --------------
NET ASSETS
    Beginning of period ..................   2,995,340,638       3,474,988,326
                                            --------------      --------------
    End of period (including
     undistributed net investment
     income of $844,905 and $0,
     respectively) .......................  $1,985,206,743      $2,995,340,638
                                            --------------      --------------
                                            --------------      --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2003
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of March 31, 2003, the Fund has capital loss carryforwards of approximately $93,106,000 which expire as follows: $3,189,000 in 2010 and $89,917,000 in 2011.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the year ended March 31, 2003, the Fund realized post-October losses of approximately $10,707,000, which for tax purposes, will be deferred and recognized in the following year.
    (e)  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2003, no reclassifications were recorded. The tax character of distributions paid during the years ended March 31 were as follows:
                                              2003              2002
                                           ----------        -----------
              Distributions paid from:
              Ordinary income ............ $7,982,558        $14,150,892
                                           ----------        -----------
                                           ----------        -----------
         For the year ended March 31, 2003, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

         As of March 31, 2003, investment cost for federal tax purposes was
         $1,687,345,549 and the tax basis components of net assets were as follows:
              Unrealized appreciation ..................... $  592,603,759
              Unrealized depreciation .....................   (294,241 825)
                                                            --------------
              Net unrealized appreciation..................    298,361,934
                                                            --------------
              Undistributed ordinary income ...............        844,905
              Accumulated realized capital loss............   (103,812,676)
              Paid in capital .............................  1,789,812,580
                                                            --------------
              Net assets .................................. $1,985,206,743
                                                            --------------
                                                            --------------
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the year ended March 31, 2003.
(3) Investment Transactions --
    For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $716,115,183 and $895,067,041, respectively.
(4) Transactions with Affiliates -
    Following is an analysis of fiscal 2003 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                                                                     Amount of
                                                                                                      Capital
                                                                                       Amount of    Gain/(Loss)
                                                                                       Dividends      Realized
                                                      Share Activity                   Credited       on Sale
                                        -------------------------------------------    to Income     of Shares
                                          Balance                           Balance    in Fiscal     in Fiscal
           Security Name                 03/31/02   Purchases    Sales     03/31/03       2003          2003
           -------------                ----------  ---------  ---------  ----------  -----------   -----------
   Alberto-Culver Company - Class A (a) 1,270,600      --          --      1,270,600   $  476,475   $       --
   Mercury General Corporation (a)      3,211,900      --      1,474,400   1,737,500    2,910,045    55,402,745
                                                                                      -----------   -----------
                                                                                       $3,386,520   $55,402,745
                                                                                       ----------   -----------
                                                                                       ----------   -----------
    (a)  As of March 31, 2003, the Fund is no longer affiliated with this company.
(5) Change of Independent Auditors --
    On July 19, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the Fund.  Andersen's report for the Fund's financial statements for the periods ended March 31, 2002, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles.  In addition there have not been any disagreements with Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.  The Funds' Board of Directors appointed Ernst & Young LLP as independent auditors for the fiscal year ending March 31, 2003.
Historical Record (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                            Net Investment
                                   Net          Income         Capital Gain     Dollar Weighted   Growth of an
                               Asset Value   Distributions    Distributions    Price/Earnings  Initial $10,000
                                Per Share      Per Share        Per Share        Ratio**         Investment***
                               -----------   -------------    -------------    ---------------- ---------------
July, 14, 1969*..............   $ 6.59        $  --            $  --               --            $ 10,000
March 31, 1985 ..............    29.24         0.6420           1.5760            13.2 times       69,858
March 31, 1986 ..............    35.26         0.5750           0.6100            15.8             87,699
March 31, 1987 ..............    39.94         0.8820           0.1870            16.3            102,387
March 31, 1988 ..............    32.15         1.8400           4.0340            14.1             98,557
March 31, 1989 ..............    35.27         1.0250           0.4510            13.2            113,155
March 31, 1990 ..............    37.72         0.9240           1.0540            14.9            127,360
March 31, 1991 ..............    42.99         0.7900           0.2250            16.9            149,180
March 31, 1992 ..............    49.68         0.6790           0.8240            19.4            178,011
March 31, 1993 ..............    52.91         0.6790           2.0420            18.5            200,098
March 31, 1994 ..............    51.10         0.8175           1.0470            16.7            200,182
March 31, 1995 ..............    52.22         0.7070           3.3170            17.2            221,970
March 31, 1996 ..............    63.81         0.5650           4.0945            21.0            293,836
March 31, 1997 ..............    67.11         0.4179           5.3166            21.7            336,973
March 31, 1998 ..............    93.98         0.3616           5.8002            30.0            508,762
March 31, 1999 ..............    85.20         0.5880           8.2716            31.7            509,446
March 31, 2000 ..............    84.56         0.3114           5.9433            37.3            543,813
March 31, 2001 ..............    54.11         0.1900          19.2500            26.6            452,780
March 31, 2002 ..............    53.74         0.2360             --              23.8            451,627
March 31, 2003 ..............    40.37         0.1585(a)          --              16.4            340,547
  * Date of Initial Public Offering.                          (a) Paid $0.1585 on December 27, 2002 to
 ** Based on latest 12 months accomplished earnings.              shareholders of record December 26, 2002.
*** Assuming reinvestment of all distributions.
   Range in quarter end price/earnings ratios since December 31, 1974
           High                     Low
   --------------------      -------------------
   March 31, 2000  37.3      March 31, 1982  8.3

Report of Independent Auditors
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors
of Nicholas Fund, Inc.
We have audited the accompanying statement of assets and liabilities of
Nicholas Fund, Inc. (the "Fund"), including the schedule of investments, as of
March 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the year then ended.  These financial statements and financial hightlights are the responsiblity of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the nine years in the period then ended were audited by other auditors who have ceased operations and whose report dated April 19, 2002, expressed an unqualified opinion on those statements.
We conducted our audit in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statment presentation.  We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Fund, Inc. as of March 31, 2003, and the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.
                                         /s/ ERNST & YOUNG LLP
Milwaukee, Wisconsin,
April 23, 2003
Directors and Officers of the Fund (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of March 31,
2003:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 72 (1), (3)  President,     (2), 34 years  Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 71               Director       (2), 25 years  Private Investor, Consultant,      5            None
3132 Waucheeta Trail                                           Dean Emeritus of Business
Madison, WI  53711                                             Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Jay H. Robertson, 51             Director       (2), 4 months  Private Investor, April 2000       5            None
8986 Wildlife Loop                                             to present.  Chairman of the
Sarasota, FL  34238                                            Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
David L. Johnson, 61 (3)         Executive       Annual,       Executive Vice President,
700 North Water Street           Vice President  23 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 58             Executive       Annual,       Executive Vice President and
700 North Water Street           Vice President  31 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 46               Senior Vice     Annual,       Senior Vice President, Treasurer
700 North Water Street           President       10 years      and Compliance Officer, Nicholas
Milwaukee, WI  53202             and Treasurer                 Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.
David O. Nicholas, 41 (3)        Senior Vice     Annual,       President, Chief Investment
700 North Water Street           President and   14 years      Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Lynn S. Nicholas, 46 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
700 North Water Street           President       17 years      Company, Inc. the Adviser to the
Milwaukee, WI  53202                                           Fund.
Mark J. Giese, 32                Vice President  Annual,       Vice President, Nicholas Company,
700 North Water Street                           6 years       Inc., the Adviser to the Fund. He has
Milwaukee, WI  53202                                           been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 45             Vice President  Annual,       Employee, Nicholas Company, Inc.,
700 North Water Street                           17 years      the Adviser to the Fund.
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
      Nicholas Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                              Nicholas Fund
                                                           -------------------
      $1,000 initial investment on .......................  07/14/69* 03/31/93
      Number of years investing $100 each month following
       the date of initial investment ....................      33.7        10
      Total cash invested ................................   $41,500   $13,000
      Total dividends and capital gains distributions
       reinvested ........................................  $369,578    $9,200
      Total full shares owned at 03/31/03 ................    12,701       345
      Total market value at 03/31/03 .....................  $512,778   $13,959
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of Initial Public Offering.
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                              NICHOLAS FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds. com
March 31, 2003